Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease, Cost
The cost components of our operating leases follows:

	2022	2021	2020
	(In thousands)
Operating lease cost	$1,636	$1,672	$1,780
Variable lease cost	78	63	69
Short-term lease cost	91	64	36
Total	$1,805	$1,799	$1,885

Supplemental Balance Sheet Information Related to Operating Leases
Supplemental balance sheet information related to our operating leases follows:

	2022	2021
	(In thousands)
Lease right of use asset (1)	$5,544	$6,481
Lease liabilities (2)	$5,769	$6,602

Weighted average remaining lease term (years)	5.86	6.50
Weighted average discount rate	2.4%	2.3%
(1)Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
(2)Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.

Maturity Analysis of Lease Liabilities
Maturity analysis of our lease liabilities at December 31, 2022 based on required contractual payments follows:

(In thousands)
2023	$1,527
2024	1,026
2025	970
2026	801
2027	637
2028 and thereafter	1,200
Total lease payments	6,161
Less imputed interest	(392)
Total	$5,769